Quarterly Report
July 31, 2022
MFS®  Multimarket
Income Trust
MMT-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 129.1%
Aerospace & Defense – 1.6%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$314,000	$306,150
Bombardier, Inc., 7.125%, 6/15/2026 (n)		342,000	317,513
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	635,950
Moog, Inc., 4.25%, 12/15/2027 (n)		920,000	858,479
Raytheon Technologies Corp., 2.82%, 9/01/2051		620,000	463,922
TransDigm, Inc., 6.25%, 3/15/2026 (n)		815,000	818,920
TransDigm, Inc., 6.375%, 6/15/2026		570,000	567,150
TransDigm, Inc., 5.5%, 11/15/2027		535,000	505,035
TransDigm, Inc., 4.625%, 1/15/2029		493,000	443,700
			$4,916,819
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	520,000	$456,327
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$424,000	$354,914
Asset-Backed & Securitized – 4.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)		$3,747,049	$244,139
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	460,000	475,651
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 4.249% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		$387,000	369,316
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025		175,000	175,358
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 3.999% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		100,000	95,050
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 3.949% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		471,500	436,943
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 4.416% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	555,132
AREIT 2022-CRE6 Trust, “D”, FLR, 4.321% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		126,000	123,677
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.946% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		508,784	590,655
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.624%, 4/15/2053 (i)		992,260	80,009
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.302%, 7/15/2054 (i)		994,371	79,541
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.631%, 2/15/2054 (i)		6,595,086	663,640
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.273%, 2/15/2054 (i)		4,048,112	302,254
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)		2,044,538	137,736
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.886%, 6/15/2054 (i)		7,105,600	386,197
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)		7,142,421	563,985
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	93,997
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		295,175	274,301
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		78,821	71,028
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		144,631	137,717
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	408,032
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		92,050	84,292
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.781%, 4/15/2054 (i)		3,622,709	174,689
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,372,294	34
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.44% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,500,000	2,327,848
Lehman Brothers Commercial Conduit Mortgage Trust, 0.858%, 2/18/2030 (i)		16,524	1
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.749% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		938,000	893,964
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		464,500	433,114
MF1 2020-FL3 Ltd., “AS”, FLR, 4.923% (LIBOR - 1mo. + 2.85%), 7/15/2035 (n)		373,841	372,880
MF1 2021-FL5 Ltd., “C”, FLR, 3.773% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		401,500	382,035
MF1 2021-FL5 Ltd., “D”, FLR, 4.573% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		745,000	709,937
MF1 2021-FL6 Ltd., “B”, FLR, 3.806% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	955,125
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.297%, 5/15/2054 (i)		1,824,345	141,707
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.232%, 6/15/2054 (i)		2,779,493	195,822
PFP III 2021-7 Ltd., “B”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		163,992	151,968
PFP III 2021-7 Ltd., “C”, FLR, 3.649% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	187,462
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		125,320	124,722
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 3.849% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		340,000	326,677

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.542%, 4/15/2054 (i)		$2,321,270	$213,889
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.551%, 8/15/2054 (i)		1,989,169	194,668
			$14,135,192
Automotive – 2.2%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$930,000	$938,630
Dana, Inc., 5.375%, 11/15/2027		443,000	416,420
Dana, Inc., 4.25%, 9/01/2030		325,000	270,527
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		510,000	381,378
Ford Motor Co., 5.113%, 5/03/2029		480,000	466,651
Ford Motor Co., 4.75%, 1/15/2043		550,000	453,063
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		725,000	715,031
Hyundai Capital America, 2%, 6/15/2028 (n)		325,000	278,329
Hyundai Capital America, 6.375%, 4/08/2030 (n)		479,000	518,890
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		745,000	744,557
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		510,000	413,100
Stellantis N.V., 2.75%, 4/01/2032	EUR	330,000	312,610
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 3/28/2071		400,000	359,238
Wabash National Corp., 4.5%, 10/15/2028 (n)		$155,000	127,588
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		445,000	322,759
			$6,718,771
Broadcasting – 2.5%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$609,000	$554,190
Discovery, Inc., 4.125%, 5/15/2029		219,000	207,261
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		895,000	789,838
iHeartCommunications, Inc., 8.375%, 5/01/2027		285,000	257,298
Magallanes, Inc., 4.279%, 3/15/2032 (n)		591,000	551,563
Netflix, Inc., 5.875%, 11/15/2028		600,000	622,440
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	125,902
Prosus N.V., 2.085%, 1/19/2030		300,000	242,952
Prosus N.V., 3.68%, 1/21/2030 (n)		$481,000	405,995
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	253,895
Prosus N.V., 3.832%, 2/08/2051 (n)		290,000	196,832
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		655,000	627,483
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		565,000	489,327
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	207,242	184,247
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$787,000	711,027
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,407,000	1,282,903
			$7,503,153
Brokerage & Asset Managers – 1.9%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$208,000	$211,855
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		515,000	454,699
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		894,000	874,332
Intercontinental Exchange, Inc., 3%, 9/15/2060		342,000	245,332
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	183,224
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	486,003
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,105,000	1,070,955
LPL Holdings, Inc., 4%, 3/15/2029 (n)		756,000	703,080
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		445,000	404,224
NFP Corp., 4.875%, 8/15/2028 (n)		545,000	496,129
NFP Corp., 6.875%, 8/15/2028 (n)		769,000	674,874
			$5,804,707

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 2.9%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,290,000	$1,207,272
Advanced Drainage Systems, Inc., 6.375%, 6/15/2030 (n)		425,000	428,258
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		340,000	261,134
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		920,000	745,200
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	369,184
Imerys S.A., 1%, 7/15/2031	EUR	400,000	305,271
Interface, Inc., 5.5%, 12/01/2028 (n)		$845,000	743,600
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		460,000	389,280
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		566,000	473,905
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		380,000	245,554
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		715,000	662,401
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		475,000	440,748
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		600,000	539,640
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		326,000	309,700
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		925,000	807,969
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		165,000	134,170
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	509,756
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		480,000	405,590
			$8,978,632
Business Services – 2.2%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$291,000	$288,818
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	435,000	359,331
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	384,811
Experian Europe DAC Co., 1.56%, 5/16/2031		100,000	94,171
Fiserv, Inc., 4.4%, 7/01/2049		$299,000	268,530
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		810,000	754,385
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		375,000	358,125
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		525,000	501,304
Mastercard, Inc., 3.85%, 3/26/2050		270,000	261,015
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		445,000	418,420
Switch Ltd., 3.75%, 9/15/2028 (n)		621,000	621,199
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	696,629
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		580,000	582,584
Visa, Inc., 2%, 6/15/2029	EUR	400,000	419,110
Visa, Inc., 4.15%, 12/14/2035		$465,000	486,626
Visa, Inc., 3.65%, 9/15/2047		220,000	204,188
			$6,699,246
Cable TV – 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		$450,000	$440,752
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,876,000	1,707,160
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,150,000	1,022,258
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,340,000	1,162,450
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		295,000	243,680
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	364,674
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	223,623
Comcast Corp., 3.75%, 4/01/2040		201,000	184,963
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	190,000
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,300,000	1,049,789
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		730,000	620,821
DISH DBS Corp., 7.75%, 7/01/2026		420,000	348,390
DISH DBS Corp., 5.25%, 12/01/2026 (n)		545,000	471,425
DISH DBS Corp., 5.125%, 6/01/2029		465,000	303,387
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	695,080
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	193,021
SES S.A., 3.5%, 1/14/2029	EUR	290,000	298,881
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		$830,000	722,100
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		595,000	552,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		$1,410,000	$1,385,325
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,082,100
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	168,695
Videotron Ltd., 5.125%, 4/15/2027 (n)		686,000	665,420
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,015,000	859,862
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,220,000	1,114,372
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	1,040,050
			$17,111,033
Chemicals – 2.2%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$400,000	$333,000
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		562,000	536,823
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,160,000	1,011,368
BASF SE, 3.75%, 6/29/2032	EUR	200,000	219,933
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		$536,000	436,706
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		684,000	631,489
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		605,000	507,100
Ingevity Corp., 3.875%, 11/01/2028 (n)		791,000	701,862
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		460,000	394,409
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)		410,000	349,525
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		709,000	570,554
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	505,716
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	489,300
			$6,687,785
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$420,000	$401,776
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		210,000	191,100
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		785,000	694,725
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		630,000	587,236
Microsoft Corp., 2.525%, 6/01/2050		529,000	412,097
Microsoft Corp., 2.675%, 6/01/2060		61,000	46,967
Microsoft Corp., 3.041%, 3/17/2062		293,000	242,212
PTC, Inc., 3.625%, 2/15/2025 (n)		310,000	302,234
PTC, Inc., 4%, 2/15/2028 (n)		405,000	384,135
VeriSign, Inc., 4.75%, 7/15/2027		405,000	402,454
			$3,664,936
Computer Software - Systems – 1.3%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$288,548
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,455,000	1,484,478
Fair Isaac Corp., 4%, 6/15/2028 (n)		56,000	52,231
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,075,000	1,058,897
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		835,000	735,625
Virtusa Corp., 7.125%, 12/15/2028 (n)		425,000	339,596
			$3,959,375
Conglomerates – 2.1%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$470,000	$445,325
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,187,000	1,114,712
Carrier Global Corp., 3.577%, 4/05/2050		342,000	271,083
Gates Global LLC, 6.25%, 1/15/2026 (n)		680,000	664,809
Griffon Corp., 5.75%, 3/01/2028		859,000	821,848
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		558,000	516,133
Highland Holdings S.à r.l. Co., 0.318%, 12/15/2026	EUR	144,000	135,715
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$683,000	533,191
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		490,000	481,542
TriMas Corp., 4.125%, 4/15/2029 (n)		1,543,000	1,365,555
			$6,349,913

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$555,000	$484,238
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		230,000	201,954
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		645,000	519,070
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		540,000	475,747
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		590,000	570,442
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		689,000	566,780
			$2,818,231
Consumer Products – 1.1%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025 (n)		$95,000	$89,148
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	130,000	127,037
JAB Holdings B.V., 2.25%, 12/19/2039		600,000	447,881
Mattel, Inc., 3.375%, 4/01/2026 (n)		$570,000	540,545
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	349,695
Mattel, Inc., 5.45%, 11/01/2041		220,000	200,595
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	632,075
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		250,000	215,000
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	382,860
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		585,000	415,350
			$3,400,186
Consumer Services – 2.8%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	$220,925
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		620,000	567,647
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	307,500
ANGI Group LLC, 3.875%, 8/15/2028 (n)		827,000	674,004
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		650,000	533,000
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,302,000	1,159,073
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		451,000	424,677
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	46,983
Match Group, Inc., 5%, 12/15/2027 (n)		645,000	626,073
Match Group, Inc., 4.625%, 6/01/2028 (n)		965,000	913,834
Match Group, Inc., 4.125%, 8/01/2030 (n)		270,000	241,520
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		470,000	383,821
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	334,992
Rentokil Initial Finance B.V., 3.875%, 6/27/2027	EUR	104,000	113,082
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		$753,000	578,721
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,037,000	908,671
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		484,000	482,824
			$8,517,347
Containers – 2.0%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$470,000	$355,687
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		375,000	348,116
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		865,000	743,900
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	715,019
Ball Corp., 3.125%, 9/15/2031		405,000	354,881
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	968,678
Crown Americas LLC, 5.25%, 4/01/2030 (n)		580,000	578,550
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,025,000	998,370
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		390,000	387,028
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		640,000	611,114
			$6,061,343
Electrical Equipment – 0.6%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$895,000	$735,856
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	510,000	454,672
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		680,000	549,801
			$1,740,329

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – 1.6%
ASML Holding N.V., 2.25%, 5/17/2032	EUR	160,000	$167,661
Broadcom, Inc., 4.15%, 11/15/2030		$86,000	81,595
Broadcom, Inc., 3.469%, 4/15/2034 (n)		197,000	168,589
Broadcom, Inc., 3.137%, 11/15/2035 (n)		363,000	291,885
Broadcom, Inc., 3.187%, 11/15/2036 (n)		10,000	8,010
Broadcom, Inc., 4.926%, 5/15/2037 (n)		114,000	108,077
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		309,000	240,248
Entegris, Inc., 4.375%, 4/15/2028 (n)		315,000	297,020
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	432,105
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		598,000	545,639
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		670,000	675,895
Sensata Technologies B.V., 5%, 10/01/2025 (n)		805,000	809,178
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		625,000	580,110
Synaptics, Inc., 4%, 6/15/2029 (n)		725,000	632,708
			$5,038,720
Emerging Market Quasi-Sovereign – 8.1%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,085,194
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	944,818
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	470,000	458,134
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$1,050,000	984,109
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		964,000	967,775
Emirates Development Bank PJSC, 1.639%, 6/15/2026		800,000	734,813
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	392,333
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	747,565
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,019,892
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	999,610
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,312,386
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	435,000	407,941
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		660,000	637,790
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$380,000	250,112
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	580,456
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	683,252
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	867,900
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		379,000	383,593
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		508,000	495,935
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,012,784
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		660,000	586,339
MDGH - GMTN RSC Ltd. (United Arab Emirates), 1%, 3/10/2034	EUR	410,000	342,272
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		$869,000	175,321
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	318,348
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	421,447
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	332,834
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	820,832
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	726,507
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,087,828
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		376,000	351,718
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		900,000	930,202
Qatar Petroleum, 2.25%, 7/12/2031		544,000	483,439
Qatar Petroleum, 3.125%, 7/12/2041		355,000	299,954
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	519,015
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,432,211
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,117,440
			$24,912,099
Emerging Market Sovereign – 9.0%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$750,617
Arab Republic of Egypt, 7.903%, 2/21/2048		1,120,000	627,648
Dominican Republic, 5.5%, 2/22/2029 (n)		747,000	692,086

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Dominican Republic, 5.875%, 1/30/2060 (n)		$2,234,000	$1,692,096
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	694,913
Federative Republic of Brazil, 10%, 1/01/2025	BRL	15,500,000	2,831,842
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	2,279,000	2,084,717
Kingdom of Morocco, 1.375%, 3/30/2026		758,000	710,825
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	354,275
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	42,100,000	876,512
Republic of Angola, 8.25%, 5/09/2028		$491,000	411,271
Republic of Angola, 9.375%, 5/08/2048		400,000	308,414
Republic of Argentina, 1.5%, 7/09/2035		1,047,289	231,646
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	537,729
Republic of Chile, 3.1%, 1/22/2061		$672,000	478,840
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	906,177
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	265,569
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,592,000	1,517,340
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	979,747
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	545,326
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	928,197
Republic of Philippines, 3.556%, 9/29/2032		327,000	318,474
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	919,209
Republic of Serbia, 2.05%, 9/23/2036 (n)		800,000	506,544
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		$668,000	209,527
Republic of Turkey, 4.75%, 1/26/2026		521,000	437,640
State of Qatar, 4%, 3/14/2029 (n)		533,000	553,380
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,499,590
State of Qatar, 4.4%, 4/16/2050		203,000	206,928
Sultanate of Oman, 6%, 8/01/2029		750,000	748,149
Sultanate of Oman, 7%, 1/25/2051		600,000	540,797
United Mexican States, 7.5%, 6/03/2027	MXN	23,500,000	1,097,078
United Mexican States, 2.659%, 5/24/2031		$1,021,000	874,214
United Mexican States, 4.75%, 4/27/2032		736,000	735,071
United Mexican States, 3.771%, 5/24/2061		753,000	524,388
			$27,596,776
Energy - Independent – 3.4%
Antero Resources Corp., 7.625%, 2/01/2029 (n)		$515,000	$542,681
CNX Resources Corp., 6%, 1/15/2029 (n)		589,000	572,802
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		760,000	752,400
Diamondback Energy, Inc., 4.4%, 3/24/2051		530,000	474,027
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		440,000	430,012
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	775,359
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,246,505
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	438,489
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		335,000	304,790
Occidental Petroleum Corp., 5.875%, 9/01/2025		600,000	611,250
Occidental Petroleum Corp., 6.625%, 9/01/2030		1,013,000	1,123,817
Occidental Petroleum Corp., 6.6%, 3/15/2046		405,000	447,525
SM Energy Co., 5.625%, 6/01/2025		340,000	334,475
SM Energy Co., 6.5%, 7/15/2028		370,000	364,594
Southwestern Energy Co., 5.7%, 1/23/2025		44,800	45,344
Southwestern Energy Co., 8.375%, 9/15/2028		310,000	333,250
Southwestern Energy Co., 5.375%, 3/15/2030		445,000	437,851
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	353,784
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	859,309
			$10,448,264

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.6%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	250,000	$233,140
Cenovus Energy, Inc., 2.65%, 1/15/2032		$428,000	368,043
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	377,748
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	700,000	691,455
MOL PLC, 1.5%, 10/08/2027		190,000	161,988
			$1,832,374
Engineering - Construction – 0.1%
Bouygues S.A., 2.25%, 6/29/2029	EUR	200,000	$204,566
Entertainment – 1.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$1,465,000	$1,260,273
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		545,000	436,847
Carnival Corp. PLC, 6%, 5/01/2029 (n)		165,000	127,024
Life Time, Inc., 5.75%, 1/15/2026 (n)		580,000	545,212
Life Time, Inc., 8%, 4/15/2026 (n)		170,000	160,225
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		650,000	520,362
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		445,000	362,929
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		280,000	219,786
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		275,000	213,125
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		1,030,000	771,769
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		740,000	663,410
			$5,280,962
Financial Institutions – 3.8%
Adler Group S.A., 2.25%, 4/27/2027	EUR	200,000	$107,315
Adler Group S.A., 2.25%, 1/14/2029		400,000	209,471
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,230,000	1,141,057
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		182,000	152,855
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	113,771
Air Lease Corp., 2.875%, 1/15/2032		486,000	400,230
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	250,000	167,431
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		$406,405	305,762
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	632,336
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	338,819
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)		309,000	256,022
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		655,000	628,636
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	500,000	435,128
CTP N.V., 0.942%, 1/20/2026		360,000	322,540
CTP N.V., 1.5%, 9/27/2031		550,000	381,120
EXOR N.V., 0.875%, 1/19/2031		275,000	233,586
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,713,509	1,319,402
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		830,000	713,954
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	400,000	348,995
Logicor Financing S.à r.l., 0.875%, 1/14/2031		175,000	137,973
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$775,000	717,759
OneMain Finance Corp., 6.875%, 3/15/2025		380,000	375,250
OneMain Finance Corp., 7.125%, 3/15/2026		265,000	256,513
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	500,000	461,537
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$755,000	645,525
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	280,000	234,697
VGP N.V., 1.5%, 4/08/2029		500,000	378,167
Vonovia SE, 2.375%, 3/25/2032		100,000	94,944
Vonovia SE, 1.625%, 9/01/2051		200,000	136,266
			$11,647,061

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 4.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$201,930
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	363,710
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		1,304,000	1,306,399
Asahi Group Holdings Ltd., 0.541%, 10/23/2028	EUR	420,000	393,125
Bacardi Ltd., 5.15%, 5/15/2038 (n)		$425,000	412,264
BellRing Brands, Inc., 7%, 3/15/2030 (n)		795,000	769,162
Central America Bottling Co., 5.25%, 4/27/2029 (n)		691,000	653,603
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	594,755
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	336,460
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	200,000	197,854
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		$1,000,000	833,090
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		270,000	232,425
Kraft Heinz Foods Co., 3.875%, 5/15/2027		505,000	502,152
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		1,270,000	1,183,596
Performance Food Group Co., 5.5%, 10/15/2027 (n)		860,000	847,453
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		824,000	811,640
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		975,000	874,341
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		927,000	800,696
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		760,000	638,688
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		825,000	770,084
			$12,723,427
Gaming & Lodging – 4.7%
Boyd Gaming Corp., 4.75%, 12/01/2027		$410,000	$393,965
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		280,000	257,664
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		450,000	381,510
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		610,000	610,000
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		434,000	408,802
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		990,000	898,425
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,202,000	1,036,725
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	350,000	393,523
International Game Technology PLC, 4.125%, 4/15/2026 (n)		$1,040,000	992,519
International Game Technology PLC, 6.25%, 1/15/2027 (n)		230,000	234,025
Las Vegas Sands Corp., 3.9%, 8/08/2029		449,000	401,181
Marriott International, Inc., 2.85%, 4/15/2031		282,000	242,515
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		695,000	603,336
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)		205,000	182,960
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		370,000	305,678
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		245,000	193,718
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		519,000	465,802
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)		675,000	655,153
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)		645,000	606,207
VICI Properties LP / VICI Note Co., Inc., 5.75%, 2/01/2027 (n)		275,000	273,840
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)		388,000	354,240
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)		165,000	150,640
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		790,000	723,436
VICI Properties LP, REIT, 4.95%, 2/15/2030		716,000	701,287
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		803,000	737,721
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		330,000	306,075
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		400,000	334,000
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	324,098
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,104,000	861,120
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		385,000	335,912
			$14,366,077
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$184,754
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		440,000	393,800
APi Escrow Corp., 4.75%, 10/15/2029 (n)		890,000	749,825

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	$254,988
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	944,000
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		455,000	417,376
Investor AB, 2.75%, 6/10/2032	EUR	115,000	123,772
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$966,000	710,968
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		860,000	806,383
			$4,585,866
Insurance – 0.3%
Argentum Netherlands B.V., 5.125%, 6/01/2048		$290,000	$283,313
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	392,000	411,509
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$109,000	95,369
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	100,000	90,146
			$880,337
Insurance - Health – 0.4%
Centene Corp., 3%, 10/15/2030		$720,000	$642,629
UnitedHealth Group, Inc., 4.625%, 7/15/2035		509,000	541,642
			$1,184,271
Insurance - Property & Casualty – 1.1%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,040,000	$987,106
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		107,000	93,407
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		530,000	471,700
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		230,000	226,106
Hub International Ltd., 5.625%, 12/01/2029 (n)		599,000	530,704
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		316,000	275,976
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	341,636
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$569,000	513,522
			$3,440,157
International Market Quasi-Sovereign – 0.9%
Aeroports de Paris, 2.75%, 4/02/2030	EUR	400,000	$419,507
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$376,000	307,466
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	400,000	328,609
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		400,000	345,453
ESB Finance DAC, 1%, 7/19/2034		400,000	351,202
Islandsbanki, 0.75%, 3/25/2025		340,000	329,618
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	373,152
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	173,812
			$2,628,819
International Market Sovereign – 4.6%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	3,122,000	$1,511,323
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	206,866
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	756,813
Government of New Zealand , 2%, 5/15/2032	NZD	18,900,000	10,491,719
Republic of Iceland, 6.5%, 1/24/2031	ISK	122,000,000	952,520
			$13,919,241
Local Authorities – 0.5%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$352,676
Province of British Columbia, 2.95%, 6/18/2050		315,000	213,239
Province of Ontario, 1.9%, 12/02/2051		1,606,000	845,773
			$1,411,688

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$255,000	$234,814
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	531,000	364,278
Terex Corp., 5%, 5/15/2029 (n)		$890,000	794,218
			$1,393,310
Major Banks – 3.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$563,000	$459,614
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170	EUR	200,000	159,939
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031		230,000	204,426
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$1,055,000	917,813
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	300,000	287,942
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	573,720
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		250,000	200,969
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		506,000	426,886
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		399,000	333,399
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		298,000	277,707
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	380,000	374,678
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$333,000	276,664
JPMorgan Chase & Co., 4.26%, 2/22/2048		300,000	283,209
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		1,922,000	1,468,209
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		902,000	821,488
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		316,000	300,913
Nationwide Building Society, 0.25%, 9/14/2028	EUR	430,000	389,295
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	180,000	212,624
NatWest Group PLC, 5.125% to 11/12/2027, FLR (GBP Government Yield - 5yr. + 4.985%) to 12/31/2068		270,000	291,717
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	300,000	268,089
Toronto Dominion Bank, 4.108%, 6/08/2027		$506,000	512,026
Toronto Dominion Bank, 1.952%, 4/08/2030	EUR	280,000	275,634
UBS Group AG, 2.75% to 6/15/2026, FLR (EUR ICE Swap Rate - 5yr. + 1.15%) to 6/15/2027		290,000	300,831
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$749,000	626,340
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	400,000	373,778
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		410,000	376,059
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	470,000	505,985
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$508,000	466,491
			$11,966,445
Medical & Health Technology & Services – 4.9%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$695,472
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	210,000	215,696
Alcon, Inc., 3.8%, 9/23/2049 (n)		$200,000	163,192
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		919,000	884,740
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	160,000	122,976
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,520,000	1,347,100
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,714,000	1,581,650
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		385,000	365,750
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		1,155,000	617,498
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		170,000	142,800
DaVita, Inc., 4.625%, 6/01/2030 (n)		520,000	426,400
Encompass Health Corp., 5.75%, 9/15/2025		265,000	265,619
Encompass Health Corp., 4.75%, 2/01/2030		760,000	700,994
HCA, Inc., 5.25%, 6/15/2026		471,000	477,918
HCA, Inc., 5.125%, 6/15/2039		287,000	273,190
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	831,610
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		965,000	966,559
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		210,000	186,375
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	225,659
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		205,000	233,841
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		545,000	512,300
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		1,110,000	993,472

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		$1,025,000	$999,375
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		300,000	303,036
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051	EUR	170,000	139,850
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$519,000	475,344
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		530,000	492,900
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		490,000	225,400
			$14,866,716
Medical Equipment – 0.4%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		$275,000	$288,758
Teleflex, Inc., 4.625%, 11/15/2027		950,000	934,297
			$1,223,055
Metals & Mining – 2.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$381,746
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		800,000	664,568
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		730,000	490,012
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		675,000	648,844
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		465,000	370,912
Ero Copper Corp., 6.5%, 2/15/2030 (n)		330,000	233,475
First Quantum Minerals Ltd., 6.875%, 10/15/2027		600,000	571,500
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		980,000	850,753
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		465,000	392,502
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		691,000	600,080
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,497,000	1,279,051
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		400,000	322,320
Novelis Corp., 3.25%, 11/15/2026 (n)		396,000	368,502
Novelis Corp., 4.75%, 1/30/2030 (n)		775,000	716,902
Novelis Corp., 3.875%, 8/15/2031 (n)		338,000	288,990
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		341,943	328,265
			$8,508,422
Midstream – 4.8%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$457,000	$426,153
Cheniere Energy Partners LP, 4.5%, 10/01/2029		465,000	450,508
Cheniere Energy Partners LP, 4%, 3/01/2031		990,000	919,898
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		733,000	678,582
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		908,000	814,930
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	425,166
Enterprise Products Partners LP, 3.125%, 7/31/2029		$328,000	305,692
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		65,000	64,516
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		60,000	60,124
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,467,000	1,386,403
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		525,000	469,875
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		506,373	441,346
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		467,672	456,725
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		675,000	685,658
Peru LNG, 5.375%, 3/22/2030		1,047,000	874,203
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		744,000	672,775
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	289,950
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	501,414
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,100,000	998,888
Targa Resources Corp., 4.2%, 2/01/2033		48,000	45,085
Targa Resources Corp., 4.95%, 4/15/2052		290,000	259,412
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		945,000	975,202
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		718,000	674,973
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		860,000	793,539
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		630,000	580,791

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Western Midstream Operating LP, 4.3%, 2/01/2030		$299,000	$279,628
Western Midstream Operation LP, 4.65%, 7/01/2026		220,000	218,381
			$14,749,817
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		$565,000	$492,529
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	531,368
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	190,852
			$1,214,749
Natural Gas - Distribution – 0.1%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$447,114
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	340,000	$300,781
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	390,000	369,061
			$669,842
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053		$348,000	$275,111
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	819,716
Orange S.A., 2.375%, 5/18/2032	EUR	100,000	106,641
Verizon Communications, Inc., 2.1%, 3/22/2028		$273,000	249,726
Verizon Communications, Inc., 2.55%, 3/21/2031		637,000	566,022
			$2,017,216
Oil Services – 0.4%
MV24 Capital B.V., 6.748%, 6/01/2034		$888,900	$817,094
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		430,000	416,653
			$1,233,747
Oils – 1.0%
Neste Oyj, 0.75%, 3/25/2028	EUR	600,000	$559,236
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,075,000	961,910
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,142,384
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	299,912
			$2,963,442
Other Banks & Diversified Financials – 2.2%
AIB Group PLC, 2.25%, 4/04/2028	EUR	250,000	$244,328
Alpha Bank, 4.25%, 2/13/2030		490,000	398,140
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,051,805
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		343,000	295,060
Bank Leumi le-Israel B.M., 5.125%, 7/27/2027 (n)		1,244,000	1,264,145
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	550,000	427,338
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031		300,000	254,193
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	329,100
Caixabank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170		200,000	151,207
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		100,000	101,137
Deutsche Bank AG, 4.5% to 4/30/2027, FLR (EUR Swap Rate - 5yr. + 4.552%) to 4/30/2170		400,000	336,254
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$278,000	274,516
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	570,000	511,394
KBC Group N.V., 2.875% to 6/29/2024, FLR (EURIBOR - 3mo. + 1.25%) to 6/29/2025	EUR	200,000	208,362
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	470,000	568,521
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		275,000	329,192
			$6,744,692

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$795,000	$756,214
NCR Corp., 5.125%, 4/15/2029 (n)		405,000	388,830
			$1,145,044
Pharmaceuticals – 1.1%
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		$1,240,000	$660,300
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		370,000	187,361
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,185,000	1,140,977
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		780,000	737,490
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		715,000	669,419
			$3,395,547
Pollution Control – 0.6%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$255,000	$249,900
GFL Environmental, Inc., 4%, 8/01/2028 (n)		635,000	572,884
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		235,000	216,184
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	254,362
Stericycle, Inc., 3.875%, 1/15/2029 (n)		647,000	591,572
			$1,884,902
Precious Metals & Minerals – 0.2%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$580,000	$336,342
Taseko Mines Ltd., 7%, 2/15/2026 (n)		425,000	339,252
			$675,594
Printing & Publishing – 0.5%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$642,565
Informa PLC, 3.125%, 7/05/2026	GBP	192,000	226,448
Informa PLC, 1.25%, 4/22/2028	EUR	420,000	388,960
Wolters Kluwer N.V., 0.75%, 7/03/2030		430,000	394,689
			$1,652,662
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$404,000	$363,024
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	1,006,000	875,600
			$1,238,624
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$298,000	$271,839
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	161,143
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	321,122
			$754,104
Real Estate - Other – 0.6%
EPR Properties, REIT, 3.6%, 11/15/2031		$333,000	$273,837
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	422,377
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		756,000	635,752
XHR LP, REIT, 4.875%, 6/01/2029 (n)		665,000	599,750
			$1,931,716
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$329,000	$304,389
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	252,000	204,787
Regency Centers Corp., 3.7%, 6/15/2030		$152,000	142,494
STORE Capital Corp., REIT, 2.75%, 11/18/2030		316,000	266,108
			$917,778

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$510,000	$416,925
McDonald's Corp., 2.375%, 5/31/2029	EUR	323,000	334,106
			$751,031
Retailers – 1.2%
Asbury Automotive Group, Inc., 4.5%, 3/01/2028		$65,000	$59,479
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		481,000	424,540
AutoZone, Inc., 4.75%, 8/01/2032		212,000	218,652
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,600,000	1,508,656
Home Depot, Inc., 4.875%, 2/15/2044		248,000	262,788
Kohl's Corp., 3.375%, 5/01/2031		371,000	279,525
MercadoLibre, Inc., 3.125%, 1/14/2031		480,000	370,460
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		675,000	558,765
			$3,682,865
Specialty Chemicals – 0.2%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$507,000	$490,406
Specialty Stores – 0.8%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$459,000	$376,170
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		660,000	590,311
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		385,000	320,512
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		455,000	311,675
Penske Automotive Group Co., 3.75%, 6/15/2029		914,000	822,600
			$2,421,268
Supermarkets – 0.7%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$1,175,000	$1,110,012
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	490,375
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	570,000	501,521
			$2,101,908
Supranational – 0.3%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$291,233
West African Development Bank, 4.7%, 10/22/2031 (n)		$806,000	660,920
			$952,153
Telecommunications - Wireless – 3.6%
Altice France S.A., 6%, 2/15/2028 (n)		$985,000	$760,351
America Movil S.A.B. de C.V., 4.7%, 7/21/2032		784,000	813,079
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		314,000	309,763
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		1,025,000	838,219
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		336,000	325,277
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	274,535
SBA Communications Corp., 3.875%, 2/15/2027		710,000	676,516
SBA Communications Corp., 3.125%, 2/01/2029		1,090,000	953,750
Sprint Capital Corp., 6.875%, 11/15/2028		1,195,000	1,341,388
Sprint Corp., 7.125%, 6/15/2024		245,000	256,638
Sprint Corp., 7.625%, 3/01/2026		1,785,000	1,945,862
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	857,592
T-Mobile USA, Inc., 2.625%, 4/15/2026		560,000	527,800
T-Mobile USA, Inc., 3.875%, 4/15/2030		664,000	638,718
Vodafone Group PLC, 1.625%, 11/24/2030	EUR	400,000	394,308
			$10,913,796
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	$561,152

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.1%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$370,000	$335,960
Transportation - Services – 0.3%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$175,000	$209,505
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	500,000	445,261
Transurban Finance Co., 1.45%, 5/16/2029		300,000	286,731
			$941,497
U.S. Treasury Obligations – 5.1%
U.S. Treasury Bonds, 1.75%, 8/15/2041		$534,000	$417,188
U.S. Treasury Bonds, 2.375%, 2/15/2042		8,219,000	7,158,235
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		9,246,000	8,000,679
			$15,576,102
Utilities - Electric Power – 5.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$1,068,600
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	75,380
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	570,000	486,579
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	536,400
Calpine Corp., 4.5%, 2/15/2028 (n)		$913,000	885,610
Calpine Corp., 5.125%, 3/15/2028 (n)		910,000	855,946
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		430,000	416,025
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,380,000	1,208,361
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	140,000	159,205
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$540,000	426,691
Enel Finance International N.V., 0.875%, 9/28/2034	EUR	600,000	465,305
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$271,000	234,858
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	283,595
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$500,000	515,075
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	315,000	230,594
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	992,310
Evergy, Inc., 2.9%, 9/15/2029		418,000	378,251
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	163,972
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	838,516
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	486,337
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		313,000	310,111
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	104,593
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		735,000	726,419
Pacific Gas & Electric Co., 4.95%, 7/01/2050		310,000	256,718
ReNew Power Private Ltd., 5.875%, 3/05/2027		632,000	603,560
Southern California Edison Co., 3.65%, 2/01/2050		277,000	220,832
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		706,699	670,849
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	542,399
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,015,000	975,319
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		550,000	511,272
Virginia Electric & Power Co., 3.5%, 3/15/2027		279,000	279,935
Virginia Electric & Power Co., 2.875%, 7/15/2029		348,000	328,866
Xcel Energy, Inc., 4.6%, 6/01/2032		159,000	164,779
			$16,403,262
Total Bonds			$394,704,882
Common Stocks – 0.2%
Cable TV – 0.0%
Intelsat Emergence S.A. (a)		7,339	$179,806

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (u)	127,848	$106,616
Energy - Independent – 0.1%
Frontera Energy Corp. (a)	20,290	$199,146
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	520	$213,860
Total Common Stocks		$699,428
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	768	$3,072
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	768	2,496
Total Contingent Value Rights		$5,568
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	7,000	$478

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.72% (v)	3,225,746	$3,225,746
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 37 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2022 @ EUR 387.5	Call	BNP Paribas S.A.	$ 9,646,893	EUR 9,420,000	$7,774

Written Options (see table below) – (0.0)%	$(14,277)

Other Assets, Less Liabilities – (30.4)%	(92,954,297)
Net Assets – 100.0%	$305,675,302
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,225,746 and $395,418,130, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $218,421,282, representing 71.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

Portfolio of Investments (unaudited) – continued
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 37 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	BNP Paribas S.A.	EUR (3,040,000)	$(3,113,222)	EUR 700.00	September – 2022	$(14,277)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,196,924	USD	818,742	Deutsche Bank AG	10/21/2022	$18,508
AUD	146,555	USD	101,840	Morgan Stanley Capital Services, Inc.	10/21/2022	676
BRL	4,374,966	USD	815,130	Citibank N.A.	8/02/2022	30,421
BRL	4,374,966	USD	843,221	Morgan Stanley Capital Services, Inc.	8/02/2022	2,330
CHF	485,000	USD	497,407	HSBC Bank	10/21/2022	15,232
EUR	4,539,610	USD	4,611,830	HSBC Bank	10/21/2022	54,296
EUR	586,796	USD	599,937	State Street Bank Corp.	10/21/2022	3,213
GBP	120,592	USD	144,089	BNP Paribas S.A.	10/21/2022	3,045

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
GBP	103,906	USD	126,621	Merrill Lynch International	10/21/2022	$155
GBP	1,490,084	USD	1,764,359	State Street Bank Corp.	10/21/2022	53,697
JPY	308,003,683	USD	2,304,178	Goldman Sachs International	10/21/2022	20,513
JPY	93,757,483	USD	691,528	State Street Bank Corp.	10/21/2022	16,117
MXN	7,750,744	USD	365,889	Citibank N.A.	10/21/2022	8,710
NOK	2,083,000	USD	205,151	JPMorgan Chase Bank N.A.	10/21/2022	10,702
SEK	7,911,000	USD	752,451	HSBC Bank	10/21/2022	28,623
SGD	1,043,752	USD	751,251	Brown Brothers Harriman	10/21/2022	4,537
SGD	2,251,000	USD	1,600,661	JPMorgan Chase Bank N.A.	9/21/2022	28,980
ZAR	34,496,908	USD	2,020,136	UBS AG	10/21/2022	37,646
USD	156,658	AUD	217,208	Deutsche Bank AG	9/21/2022	4,776
USD	848,454	BRL	4,374,966	Morgan Stanley Capital Services, Inc.	8/02/2022	2,902
USD	528,707	CNH	3,556,394	HSBC Bank	10/21/2022	1,168
USD	51,276,580	EUR	47,862,321	JPMorgan Chase Bank N.A.	9/21/2022	2,187,892
USD	11,733,626	GBP	9,376,227	JPMorgan Chase Bank N.A.	9/21/2022	302,213
USD	2,072,652	KRW	2,678,385,000	Citibank N.A.	11/07/2022	7,421
USD	5,812,350	NZD	9,098,146	Goldman Sachs International	9/21/2022	91,816
USD	2,746,482	NZD	4,258,388	State Street Bank Corp.	9/21/2022	68,986
USD	3,218,688	TWD	94,623,000	Citibank N.A.	9/12/2022	53,705
						$3,058,280
Liability Derivatives
CAD	5,522,479	USD	4,354,340	JPMorgan Chase Bank N.A.	9/21/2022	$(42,448)
CAD	1,181,443	USD	941,880	State Street Bank Corp.	9/21/2022	(19,422)
CLP	600,774,000	USD	667,008	Citibank N.A.	9/26/2022	(6,668)
EUR	193,532	USD	198,979	State Street Bank Corp.	10/21/2022	(53)
NOK	60,795,000	USD	6,359,461	JPMorgan Chase Bank N.A.	9/21/2022	(62,465)
NZD	367,000	USD	232,763	JPMorgan Chase Bank N.A.	9/21/2022	(2,009)
USD	176,912	AUD	262,120	Brown Brothers Harriman	10/21/2022	(6,441)
USD	2,939,397	AUD	4,301,438	Morgan Stanley Capital Services, Inc.	10/21/2022	(69,462)
USD	843,221	BRL	4,374,966	Citibank N.A.	8/02/2022	(2,330)
USD	795,414	BRL	4,374,966	Citibank N.A.	11/03/2022	(29,219)
USD	321,335	CAD	421,509	Brown Brothers Harriman	10/21/2022	(7,737)
USD	188,761	CAD	246,039	State Street Bank Corp.	10/21/2022	(3,321)
USD	1,499,421	CAD	1,932,794	UBS AG	10/21/2022	(9,511)
USD	502,451	CHF	489,919	HSBC Bank	10/21/2022	(15,386)
USD	98,986	CHF	94,271	Morgan Stanley Capital Services, Inc.	10/21/2022	(658)
USD	657,398	CLP	605,289,867	Goldman Sachs International	9/26/2022	(7,906)
USD	1,031,427	CZK	25,355,763	Deutsche Bank AG	10/21/2022	(10,543)
USD	129,159	EUR	127,136	HSBC Bank	10/21/2022	(1,521)
USD	450,111	EUR	441,792	JPMorgan Chase Bank N.A.	10/21/2022	(3,994)
USD	1,279,450	EUR	1,264,269	State Street Bank Corp.	10/21/2022	(20,054)
USD	3,578,124	GBP	2,994,622	BNP Paribas S.A.	10/21/2022	(75,623)
USD	3,255,288	NOK	33,052,627	JPMorgan Chase Bank N.A.	10/21/2022	(169,823)
USD	3,451,080	NZD	5,638,879	Morgan Stanley Capital Services, Inc.	10/21/2022	(93,396)
USD	1,872,231	NZD	2,998,294	State Street Bank Corp.	10/21/2022	(12,431)
USD	1,242,551	SEK	13,069,039	State Street Bank Corp.	10/21/2022	(47,790)
USD	2,120,558	ZAR	36,373,084	Citibank N.A.	10/21/2022	(49,141)
						$(769,352)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	65	$6,621,569	September – 2022	$181,751
Euro-Buxl 30 yr	Long	EUR	26	4,937,318	September – 2022	382,697
U.S. Treasury Bond	Long	USD	89	12,816,000	September – 2022	287,532
U.S. Treasury Note 2 yr	Short	USD	240	50,510,625	September – 2022	61,142
						$913,122
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	111	$9,691,957	September – 2022	$(434,275)
Canadian Treasury Bond 5 yr	Short	CAD	193	17,415,290	September – 2022	(80,486)
Euro-Bobl 5 yr	Short	EUR	215	28,098,242	September – 2022	(641,320)
Euro-Bund 10 yr	Short	EUR	62	9,989,187	September – 2022	(499,624)
Euro-Schatz 2 yr	Short	EUR	282	31,742,891	September – 2022	(137,148)
Long Gilt 10 yr	Short	GBP	34	4,893,266	September – 2022	(121,033)
U.S. Treasury Note 10 yr	Short	USD	359	43,489,484	September – 2022	(308,617)
U.S. Treasury Note 5 yr	Short	USD	115	13,078,555	September – 2022	(210,328)
U.S. Treasury Ultra Note 10 yr	Short	USD	8	1,050,000	September – 2022	(31,904)
						$(2,464,735)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	468,000	Goldman Sachs International	5.00%/Quarterly	1	$(30,993)	$90,663	$59,670
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	550,000	Barclays Bank PLC	1.00%/Quarterly	2	$(29,752)	$5,673	$(24,079)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore International AG, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler AG, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a

Portfolio of Investments (unaudited) – continued
rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2022, the fund had liquid securities with an aggregate value of $3,365,191 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$213,860	$213,860
Canada	199,146	—	—	199,146
Luxembourg	—	185,374	—	185,374
Mexico	—	—	106,616	106,616
United Kingdom	—	—	478	478
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	15,576,102	—	15,576,102
Non - U.S. Sovereign Debt	—	70,009,088	—	70,009,088
Municipal Bonds	—	1,214,749	—	1,214,749
U.S. Corporate Bonds	—	202,723,449	—	202,723,449
Commercial Mortgage-Backed Securities	—	5,541,342	—	5,541,342
Asset-Backed Securities (including CDOs)	—	8,593,850	—	8,593,850
Foreign Bonds	—	91,054,076	—	91,054,076
Mutual Funds	3,225,746	—	—	3,225,746
Total	$3,424,892	$394,898,030	$320,954	$398,643,876
Other Financial Instruments
Futures Contracts – Assets	$913,122	$—	$—	$913,122
Futures Contracts – Liabilities	(2,464,735)	—	—	(2,464,735)
Forward Foreign Currency Exchange Contracts – Assets	—	3,058,280	—	3,058,280
Forward Foreign Currency Exchange Contracts – Liabilities	—	(769,352)	—	(769,352)
Swap Agreements – Assets	—	59,670	—	59,670
Swap Agreements – Liabilities	—	(24,079)	—	(24,079)
Written Options - Liabilities	—	(14,277)	—	(14,277)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$256,727
Change in unrealized appreciation or depreciation	64,227
Balance as of 7/31/22	$320,954
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2022 is $64,227. At July 31, 2022, the fund held three level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,752,593	$157,624,971	$163,152,030	$(110)	$322	$3,225,746
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$27,295	$—

Supplemental Information (unaudited) – continued
(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.